Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Credit exposure	$ 715,622	$ 672,495
Current replacement cost	11,789	13,977
Derivatives effect of netting [member]
Disclosure of credit risk exposure [line items]
Current replacement cost	(11,789)	(13,977)
Credit risk [member] | OTC Derivative instruments [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	19,561	22,531
Credit risk [member] | OTC Derivative instruments [Member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	13,147	15,901
Credit risk [member] | OTC Derivative instruments [Member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	3,370	3,672
Credit risk [member] | OTC Derivative instruments [Member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	3,044	2,958
Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	571,385	542,889
Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	300,257	280,359
Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	73,911	66,884
Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	9,940	8,461
Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	125,401	121,173
Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	91,005	83,841
Credit risk [member] | Derivative instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	7,772	8,554
Canada [member] | Derivatives effect of netting [member]
Disclosure of credit risk exposure [line items]
Current replacement cost	(5,673)	(6,739)
Canada [member] | Credit risk [member] | OTC Derivative instruments [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	9,485	10,821
Canada [member] | Credit risk [member] | OTC Derivative instruments [Member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	4,856	5,846
Canada [member] | Credit risk [member] | OTC Derivative instruments [Member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	3,361	3,670
Canada [member] | Credit risk [member] | OTC Derivative instruments [Member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	1,268	1,305
Canada [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	431,917	407,878
Canada [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	238,197	230,744
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	45,295	46,069
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	9,880	8,377
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	124,625	120,451
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	58,397	55,847
Canada [member] | Credit risk [member] | Derivative instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	3,812	4,082
United States [Member] | Derivatives effect of netting [member]
Disclosure of credit risk exposure [line items]
Current replacement cost	(3,252)	(3,972)
United States [Member] | Credit risk [member] | OTC Derivative instruments [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	5,334	5,427
United States [Member] | Credit risk [member] | OTC Derivative instruments [Member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	4,341	4,696
United States [Member] | Credit risk [member] | OTC Derivative instruments [Member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
United States [Member] | Credit risk [member] | OTC Derivative instruments [Member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	993	731
United States [Member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	99,063	96,542
United States [Member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	41,912	35,009
United States [Member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	16,358	13,155
United States [Member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	10	11
United States [Member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	386	341
United States [Member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	25,158	21,502
United States [Member] | Credit risk [member] | Derivative instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	2,082	1,455
Other countries [member] | Derivatives effect of netting [member]
Disclosure of credit risk exposure [line items]
Current replacement cost	(2,864)	(3,266)
Other countries [member] | Credit risk [member] | OTC Derivative instruments [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	4,742	6,283
Other countries [member] | Credit risk [member] | OTC Derivative instruments [Member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	3,950	5,359
Other countries [member] | Credit risk [member] | OTC Derivative instruments [Member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	9	2
Other countries [member] | Credit risk [member] | OTC Derivative instruments [Member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	783	922
Other countries [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	40,405	38,469
Other countries [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	20,148	14,606
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	12,258	7,660
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	50	73
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [Member]
Disclosure of credit risk exposure [line items]
Credit exposure	390	381
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	7,450	6,492
Other countries [member] | Credit risk [member] | Derivative instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 1,878	$ 3,017